SIGNIFICANT ACCOUNTING POLICIES - Interests in Joint Operations (Details)	12 Months Ended
Dec. 31, 2018
UTE
Interests in Joint Operations
Bid term of data transmission services for Single Provincial Data Communication Network	24 months
UTE Ertach - Cablevision
Interests in Joint Operations
Ownership interest in joint venture (in percentage)	50.00%